Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Schedule of changes in the profit reserves

	Legal	R&D reserve	Capital remuneration	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2023	11,574	3,281	−	1,677	43,038	6,864	66,434
Additional dividends proposed	−	−	−	−	−	(6,864)	(6,864)
Transfer to reserves	1,272	116	8,428	321	−	−	10,137
Dividends	−	−	−	−	−	2,934	2,934
Balance at December 31, 2023	12,846	3,397	8,428	1,998	43,038	2,934	72,641

Balance at January 1, 2024	12,846	3,397	8,428	1,998	43,038	2,934	72,641
Additional dividends proposed	−	−	(4,244)	−	−	(2,934)	(7,178)
Transfer to reserves	−	−	−	130	−	−	130
Dividends	−	−	(4,184)	−	(1,440)	1,477	(4,147)
Balance at December 31, 2024	12,846	3,397	−	2,128	41,598	1,477	61,446

Schedule of proposed remuneration to the shareholders

	2024	2023
Dividends and interest on capital (1)	13,076	14,754
Share repurchase program (2)	381	735
Total capital remuneration reserve	13,457	15,489
(1) The Annual General Shareholders Meeting held in April 2024 changed the original Board of Administration’s proposal (see note 32.4.2.e).
(2) It excludes transaction costs on the repurchase of shares.

Schedule of anticipation of dividends

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interim dividends and interest on capital - 1st quarter of 2024 (1)	05.13.2024	06.11.2024	0.2029	2,615
Interim dividends and interest on capital - 2nd quarter of 2024	08.08.2024	08.21.2024	0.1875	2,417
Interim dividends and interest on capital - 3rd quarter of 2024	11.07.2024	12.23.2024	0.2346	3,023
Additional dividends proposed	11.21.2024	12.11.2024	0.2668	3,438
Total anticipated of remuneration to the shareholders of Petrobras			0.8917	11,493
Update by the SELIC interest rate (2)			0.0082	106
Total updated anticipated dividends			0.9000	11,599
Interim dividends and interest on capital by use of a portion of profit and loss				7,452
Interim dividends and interest on capital by use of a portion of profit retention reserve				4,147
(1) The amount of dividends and interest on capital per share was updated due to the share repurchase program, which reduced the number of outstanding shares.
(2) The amount of update by the SELIC interest rate on capital per share was calculated based on shares outstanding on December 31, 2024.

Schedule of dividend payable

	2024	2023
Consolidated opening balance of dividends payable	3,539	4,171
Opening balance of dividends payable to non-controlling shareholders	38	2
Opening balance of dividends payable to shareholders of Petrobras	3,501	4,169
Additions relating to complementary dividends	7,178	6,864
Additions relating to anticipated dividends	11,493	11,605
Payments made	(18,327)	(19,670)
Indexation to the Selic interest rate	385	512
Transfers to unclaimed dividends	(64)	(84)
Withholding income taxes over interest on capital and indexation to the Selic interest rate	(383)	(410)
Translation adjustment	(1,145)	515
Closing balance of dividends payable to shareholders of Petrobras	2,638	3,501
Closing balance of dividends payable to non-controlling shareholders	19	38
Consolidated closing balance of dividends payable	2,657	3,539

Schedule of unclaimed dividends

	2024	2023
Changes in unclaimed dividends
Opening balance	337	241
Prescription	(54)	(7)
Transfers from dividends payable	64	84
Translation adjustment	(71)	19
Closing Balance	276	337

Schedule of unclaimed dividends uninformed by shareholders

12.31.2024
Expectation of prescription of unclaimed dividends
2025	136
2026	68
2027	72
276

Schedule of earnings per share

		2024			2023			2022
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	4,343	3,185	7,528	14,221	10,663	24,884	20,895	15,728	36,623
Weighted average number of outstanding shares	7,442,231,382	5,456,530,746	12,898,762,128	7,442,231,382	5,580,057,862	13,022,289,244	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.58	0.58	0.58	1.91	1.91	1.91	2.81	2.81	2.81
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (1)	1.16	1.16	1.16	3.82	3.82	3.82	5.62	5.62	5.62
(1) Petrobras' ADSs are equivalent to two shares.